Employee Incentive, Deferred Compensation, And Retirement Plans (Schedule Of Unvested Restricted Stock Award Roll Forward) (Details) - Restricted Stock Units and Restricted Stock Awards [Member]
shares in Thousands
12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning balance | shares	16,276
Granted | shares	1,422
Vested | shares	(1,875)
Converted to restricted stock | shares	(3,111)
Cancelled | shares	(433)
Unvested, Ending balance | shares	12,279
Unvested, Weighted-average grant date fair value, Beginning balance | $ / shares	$ 39.40
Granted, Weighted-average grant date fair value | $ / shares	51.24
Vested | $ / shares	33.59
Converted to restricted stock | $ / shares	39.49
Cancelled, Weighted-average grant date fair value | $ / shares	33.93
Unvested, Weighted-average grant date fair value, Ending balance | $ / shares	$ 42.17